Earnings per share ("EPS") (Tables)	12 Months Ended
Dec. 31, 2019
Earnings per share ("EPS") [Abstract]
Calculation of Basic and Diluted Earnings Per Share
The components of the calculation of basic EPS and diluted EPS are as follows:

(Dollars in thousands)	2019	2018	2017
Profit/(loss) for the period used for calculation of EPS - basic	$73,679	$(46,927)	$6,602
Interest and amortization on the convertible notes	$12,177	$-	$-
Profit/(loss) for the period used for calculation of EPS - dilutive	$85,856	$(46,927)	$6,602

Basic earnings per share:
Weighted average shares outstanding - basic	143,437,164	143,429,610	124,536,338

Diluted earnings per share:
Weighted average shares outstanding - basic	143,437,164	143,429,610	124,536,338
Dilutive equity awards	133,342	5,311	-
Dilutive shares related to convertible notes	24,589,370	-	-
Weighted average shares outstanding - dilutive	168,159,876	143,434,921	124,536,338